TAXATION	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
TAXATION
NOTE 15 – TAXATION

A.	Tax rates applicable to the Company companies and other related

The Company is tax registered in Luxemburg and is subject to the Luxemburg corporation tax at 26.01% in 2018 and 24.94% thereafter on profits derived from activities carried out in Luxemburg. The estimated carry forward losses as of December 31, 2020 was $59.9 million, the Company has not recorded relating deferred income taxes asset as its recoverability was not more likely than not. All the Company’s tax years are subject to examination.

NGS was subject to Israeli corporate tax rate of 23% in 2018 thereafter. Considering the statute of limitation, NGS 2015’s tax year is final and the following tax years are subject to examination.

NeoGames US, including its shares in NPI and the Michigan Joint Operation, is subject to US federal income taxes rate of 21% in 2018 thereafter as well as certain states income taxes rates. All NeoGames US tax years are subject to examination.

The Company’s other subsidiaries are subject to different corporate tax rates.

B.	Income taxes expenses included in the statements of comprehensive income (loss)

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Current taxes	1,224	836	552
Deferred taxes	81	6	14
Taxes with respect to previous years	138	401	20
	1,443	1,243	586